Loans and Borrowings - Additional Information (Details) $ / shares in Units, $ in Thousands					1 Months Ended			12 Months Ended
	Sep. 21, 2023 USD ($) day $ / shares	Feb. 17, 2023 USD ($)	Jul. 28, 2022 USD ($)	Jul. 27, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) day $ / shares	Dec. 31, 2022 USD ($)	Mar. 31, 2020 USD ($) $ / shares	Apr. 30, 2019 USD ($) $ / shares
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings					$ 924,980		$ 828,024	$ 924,980	$ 828,024
Gain on modification of debt								(4,349)	4,958
Proceeds from issuance of convertible notes								172,500	0
Gross proceeds from issuing shares					24,900	$ 16,900	8,000	49,800
Bottom of range
Disclosure Of Loans And Borrowings [Line Items]
Borrowings, adjustment to interest rate basis		2.50%
Borrowings, adjustment to leverage ratio, interest rate		0.10%
Top of range
Disclosure Of Loans And Borrowings [Line Items]
Borrowings, adjustment to interest rate basis		4.50%
Borrowings, adjustment to leverage ratio, interest rate		0.25%
Revolving credit facility
Disclosure Of Loans And Borrowings [Line Items]
Quarterly principal repayment percentage				6.67%
Gain on modification of debt		$ 4,300	$ 5,000
Transaction costs capitalised		$ 1,500	3,000
Undrawn amount on borrowing facilities					165,200		127,200	165,200	127,200
Minimum tangible net worth					550,000			550,000
Minimum liquidity					50,000			50,000
Revolving credit facility | Bottom of range
Disclosure Of Loans And Borrowings [Line Items]
Borrowings, adjustment to interest rate basis		2.25%
Revolving credit facility | Top of range
Disclosure Of Loans And Borrowings [Line Items]
Borrowings, adjustment to interest rate basis		3.50%
Term Loan
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings			73,300
2023 convertible notes
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings	$ 172,500				123,720		0	123,720	0
Proceeds from issuance of convertible notes	$ 165,100
Interest rate	4.75%
Conversion price (in dollars per share) | $ / shares	$ 6.30
Borrowings, conversion rate	15.87302%
Number of threshold trading days, convertible | day	20
Number of consecutive trading days for determining the share price | day	30
Debt instrument, convertible, threshold percentage of stock price trigger	130.00%
Debt Instrument, redemption price, percentage	100.00%
Debt instrument, fundamental change, cash redemption price, percentage	100.00%
Gross proceeds from issuing shares								172,500
Issuing shares, allocated to liability component					127,200			$ 127,200
Contractual principal and interest payment discount rate								12.20%
Equity component residual amount					45,300			$ 45,300
Gross proceeds from issuing shares allocated to liability					5,500			5,500
Gross proceeds from issuing shares allocated to equity					$ 1,900			1,900
Deferred tax liabilities initial carrying amount								11,700
Transaction costs incurred	$ 7,400							$ 121,700
Effective interest rate used in borrowings					12.70%			12.70%
2019 convertible notes
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings					$ 138,604		135,040	$ 138,604	135,040		$ 139,700
Interest rate											5.00%
Conversion price (in dollars per share) | $ / shares											$ 5.25
Number of consecutive trading days for determining the share price | day								30
Effective interest rate											7.50%
Threshold percentage of common shares					20.00%			20.00%
Number of days for determining volume weighted average price								90 days
Minimum share price (in dollars per share) | $ / shares					$ 6.83			$ 6.83
2020 convertible notes
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings					$ 135,288		$ 132,196	$ 135,288	$ 132,196	$ 139,300
Interest rate										4.75%
Conversion price (in dollars per share) | $ / shares										$ 7.80
Effective interest rate										7.30%
Minimum share price (in dollars per share) | $ / shares					$ 10.14			$ 10.14
Bank of Nova Montreal Societe Generale and Ing Capital LLC | Revolving credit facility
Disclosure Of Loans And Borrowings [Line Items]
Maximum capacity			700,000	$ 400,000
Accordion feature, maximum amount			$ 100,000
Anniversary, amended credit facility with in days			60 days
Borrowings, maturity extension period			1 year
Bank of Nova Montreal Societe Generale and Ing Capital LLC | Term Loan
Disclosure Of Loans And Borrowings [Line Items]
Maximum capacity				$ 100,000